STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 90.4%

                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------

Bulgaria -- 2.0%                                            U.S. Dollar
---------------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady), 5.875%, 7/28/24(1)            4,000,000   $   2,745,000
---------------------------------------------------------------------------------------
Total Bulgaria  (identified cost, $2,464,216)                             $   2,745,000
---------------------------------------------------------------------------------------
Greece -- 2.5%                                            Greek Drachma
---------------------------------------------------------------------------------------
Hellenic Republic, 9.20%, 3/21/02                         1,000,000,000   $   3,439,919
---------------------------------------------------------------------------------------
Total Greece  (identified cost, $3,762,330)                               $   3,439,919
---------------------------------------------------------------------------------------
Hong Kong -- 0.7%                                           U.S. Dollar
---------------------------------------------------------------------------------------
Guangdong Enterprises, 8.75%, 12/15/03                        3,000,000   $     915,000
---------------------------------------------------------------------------------------
Total Hong Kong  (identified cost, $2,766,774)                            $     915,000
---------------------------------------------------------------------------------------

Indonesia -- 3.3%                                           U.S. Dollar
---------------------------------------------------------------------------------------
APP Global Finance III, 9.289%, 4/17/02(1)                    1,600,000   $   1,096,000
DGS International Finance, 10.00%, 6/01/07                    2,000,000       1,480,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes,
  10.00%, 7/01/07                                             1,750,000       1,195,723
Indah Kiat International Finance, 6.15%, 3/14/00        Yen 125,000,000         893,044
---------------------------------------------------------------------------------------
Total Indonesia  (identified cost, $4,798,457)                            $   4,664,767
---------------------------------------------------------------------------------------

Malaysia -- 1.4%                                            U.S. Dollar
---------------------------------------------------------------------------------------
Petronas, 7.125%, 10/18/06                                    2,000,000   $   1,923,900
---------------------------------------------------------------------------------------
Total Malaysia  (identified cost, $1,803,735)                             $   1,923,900
---------------------------------------------------------------------------------------

Mexico -- 6.2%                                              U.S. Dollar
---------------------------------------------------------------------------------------
Mexican Discount Bond (Brady), Series B,
  w/attached warrants, 6.039%, 12/31/19(1)                    4,000,000   $   3,465,000
Mexican Discount Bond (Brady), Series D,
  w/attached warrants, 6.098%, 12/31/19(1)                    6,000,000       5,197,499
---------------------------------------------------------------------------------------
Total Mexico  (identified cost, $8,089,395)                               $   8,662,499
---------------------------------------------------------------------------------------

Peru -- 5.1%                                                U.S. Dollar
---------------------------------------------------------------------------------------
Peru FLIRB (Brady), 3.75%, 3/07/17(1)                         7,000,000   $   4,353,125
Peru PDI (Brady), 4.50%, 3/07/17(1)                           4,000,000       2,722,500
---------------------------------------------------------------------------------------
Total Peru  (identified cost, $5,906,817)                                 $   7,075,625
---------------------------------------------------------------------------------------

Philippines -- 3.9%                                         U.S. Dollar
---------------------------------------------------------------------------------------
JG Summit Cayman, 3.50%, 12/23/03                             3,000,000   $   2,250,000
Republic of Philippines, 9.875%, 1/15/19                      3,000,000       3,099,375
---------------------------------------------------------------------------------------
Total Philippines  (identified cost, $5,171,725)                          $   5,349,375
---------------------------------------------------------------------------------------
                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------

Republic of Korea -- 1.8%                                   U.S. Dollar
---------------------------------------------------------------------------------------
Samsung Electronics Ltd., 0.00%, 12/31/07                     1,550,000   $   1,565,500
SK Telecom, 7.75%, 4/29/04                                    1,000,000         996,000
---------------------------------------------------------------------------------------
Total Republic of Korea
  (identified cost, $2,397,480)                                           $   2,561,500
---------------------------------------------------------------------------------------

Thailand -- 2.7%                                            U.S. Dollar
---------------------------------------------------------------------------------------
Bangkok Bank, 8.75%, 3/15/07(2)                               2,000,000   $   1,800,000
Siam Commercial Bank, 7.50%, 3/15/06(2)                       2,400,000       1,992,000
---------------------------------------------------------------------------------------
Total Thailand  (identified cost, $3,609,915)                             $   3,792,000
---------------------------------------------------------------------------------------

United Kingdom -- 0.8%                                    Deutsche Mark
---------------------------------------------------------------------------------------
Esprit Telecom Group PLC, 11.00%, 6/15/08                     2,000,000   $   1,189,292
---------------------------------------------------------------------------------------
Total United Kingdom
  (identified cost, $1,117,631)                                           $   1,189,292
---------------------------------------------------------------------------------------

United States -- 57.1%                                      U.S. Dollar
---------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 3.0%
Baltimore Natural Gas and Electric, 6.73%, 6/12/12              400,000   $     414,168
Commercial Credit Corp., 7.875%, 2/01/25                      1,000,000       1,104,130
Dayton Hudson Medium Term Notes, 9.52%, 6/10/15                 350,000         423,357
TRW Inc., Medium Term Notes, 9.35%, 6/04/20                   1,900,000       2,261,684
---------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES  (IDENTIFIED COST, $3,976,978)              $   4,203,339
---------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 52.5%
Federal Home Loan Mortgage Corp.:
   4.75%, with maturity at 2001                                   6,278   $       6,203
   8.00%, with various maturities to 2021                     7,793,823       8,125,423
   8.50%, with various maturities to 2019                     1,565,147       1,668,324
   9.00%, with maturity at 2019                                 472,411         508,070
   9.25%, with various maturities to 2016                     5,086,129       5,431,055
   9.50%, with maturity at 2015                               1,708,940       1,826,401
   9.75%, with maturity at 2020                                 648,493         701,125
   10.50%, with maturity at 2020                                906,717       1,003,233
   11.00%, with maturity at 2019                              1,905,716       2,109,784
   11.25%, with maturity at 2010                                262,983         290,921
   12.50%, with various maturities to 2019                    2,175,586       2,517,449
   12.75%, with maturity at 2013                                122,581         140,601
   13.25%, with maturity at 2013                                102,253         118,690
   13.50%, with maturity at 2019                                250,742         293,341
---------------------------------------------------------------------------------------
                                                                          $  24,740,620
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------
United States (continued)                                   U.S. Dollar
---------------------------------------------------------------------------------------
Federal National Government Loan:
   9.00%, with maturity at 2021                               1,664,887   $   1,795,469
   9.50%, with maturity at 2013                               1,874,215       2,040,884
   11.00%, with maturity at 2025                                868,644         978,322
---------------------------------------------------------------------------------------
                                                                          $   4,814,675
---------------------------------------------------------------------------------------
Federal National Mortgage Association:
   5.00%, with maturity at 2003                                  63,064   $      62,454
   5.50%, with maturity at 2012                                   4,086           4,057
   7.00%, with maturity at 2014                               3,861,215       4,002,871
   7.50%, with various maturities to 2018                     2,485,649       2,582,115
   8.00%, with various maturities to 2019                     2,138,354       2,239,754
   8.50%, with various maturities to 2026                    10,344,634      10,933,950
   9.00%, with various maturities to 2016                     2,589,600       2,759,808
   12.00%, with maturity at 2015                                728,136         831,943
   12.50%, with various maturities to 2019                    5,593,798       6,460,316
   12.75%, with maturity at 2014                                111,622         130,426
   13.00%, with various maturities to 2015                    2,222,410       2,592,156
   13.25%, with maturity at 2014                                197,995         234,870
   13.50%, with various maturities to 2015                    1,288,524       1,505,729
   14.75%, with various maturities to 2012                    1,781,007       2,162,330
---------------------------------------------------------------------------------------
                                                                          $  36,502,779
---------------------------------------------------------------------------------------
Government National Mortgage Association:
   6.50%, with various maturities to 2002                       467,729   $     472,096
   7.50%, with various maturities to 2017                       686,912         724,118
   8.30%, with maturity at 2020                                 987,493       1,053,567
   8.50%, with maturity at 2009                                 898,735         945,391
   9.00%, with maturity at 2016                                 598,223         644,868
   12.50%, with maturity at 2019                              2,360,049       2,733,736
   13.50%, with various maturities to 2014                      229,472         273,077
---------------------------------------------------------------------------------------
                                                                          $   6,846,853
---------------------------------------------------------------------------------------
TOTAL MORTGAGE PASS-THROUGHS (IDENTIFIED COST, $72,886,480)               $  72,904,927
---------------------------------------------------------------------------------------

                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------

U.S. TREASURY BOND -- 1.6%
United States Treasury Bond, 11.75%, 2/15/01(3)
  (identified cost, $2,603,438)                               2,000,000   $   2,223,740
---------------------------------------------------------------------------------------
Total United States
  (identified cost, $79,466,896)                                          $  79,332,006
---------------------------------------------------------------------------------------

Venezuela -- 2.9%                                           U.S. Dollar
---------------------------------------------------------------------------------------
PDVSA Finance Ltd., 9.75%, 2/15/10(2)                         4,000,000   $   4,008,766
---------------------------------------------------------------------------------------
Total Venezuela  (identified cost, $3,976,280)                            $   4,008,766
---------------------------------------------------------------------------------------
Total Bonds & Notes (identified cost $125,331,651)
                                                                          $ 125,659,649
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.6%

                                                            U.S. Dollar
---------------------------------------------------------------------------------------
Banque National De Paris Euro Time-deposit Cayman
  Islands, 4.813%, 5/03/99                                    7,700,000   $   7,700,000
Skandinaviska Enskilada Bankentime Deposit,
  4.875%, 5/03/99                                             5,602,927       5,602,927
---------------------------------------------------------------------------------------
Total Short-Term Investments
 (at amortized cost $13,302,927)                                          $  13,302,927
---------------------------------------------------------------------------------------
Total Investments -- 100.0%
 (identified cost $138,634,578)                                           $ 138,962,576
---------------------------------------------------------------------------------------

(1)  Variable rate security. Rate indicated is the rate at April 30, 1999.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $138,634,578)                          $ 138,962,576
Cash                                             13,729
Receivable for investments sold                 291,450
Interest receivable                           1,692,167
Net receivable for open forward foreign
   currency contracts                            58,616
-------------------------------------------------------
TOTAL ASSETS                              $ 141,018,538
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   2,905,842
Payable for daily variation margin on
   financial futures contracts                  182,287
Payable to affiliate for Trustees' fees              91
Other accrued expenses                           36,753
-------------------------------------------------------
TOTAL LIABILITIES                         $   3,124,973
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 137,893,565
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 137,933,001
Net unrealized depreciation (computed on
   the basis of identified cost)                (39,436)
-------------------------------------------------------
TOTAL                                     $ 137,893,565
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 1999
Investment Income
------------------------------------------------------
Interest                                  $  6,186,179
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,186,179
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    354,183
Administration fee                              99,693
Trustees fees and expenses                       8,684
Custodian fee                                   56,697
Legal and accounting services                   54,807
Amortization of organization expenses            1,558
Miscellaneous                                    3,070
------------------------------------------------------
TOTAL EXPENSES                            $    578,692
------------------------------------------------------

NET INVESTMENT INCOME                     $  5,607,487
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (1,777,846)
   Financial futures contracts                (831,916)
   Options                                     188,125
   Foreign currency transactions              (546,280)
------------------------------------------------------
NET REALIZED LOSS                         $ (2,967,917)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  4,586,758
   Financial futures contracts                 107,302
   Options                                    (110,000)
   Foreign currency and forward foreign
      currency exchange contracts            1,016,721
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  5,600,781
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  2,632,864
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  8,240,351
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

Increase (Decrease)                       SIX MONTHS ENDED     YEAR ENDED
in Net Assets                             APRIL 30, 1999       OCTOBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $     5,607,487      $   11,309,422
   Net realized gain (loss)                       (2,967,917)          1,190,706
   Net change in unrealized appreciation
      (depreciation)                               5,600,781         (11,251,878)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $     8,240,351      $    1,248,250
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    29,280,617      $   63,230,486
   Withdrawals                                   (38,073,346)        (47,288,792)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $    (8,792,729)     $   15,941,694
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $      (552,378)     $   17,189,944
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   138,445,943      $  121,255,999
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   137,893,565      $  138,445,943
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                             YEAR ENDED DECEMBER 31,
                                     SIX MONTHS ENDED       ---------------------------------------------------------
                                     APRIL 30, 1999           1998        1997        1996        1995       1994(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------
Expenses                                        0.88%(2)        0.83%       0.86%       0.86%       0.84%       0.82%(2)
Net investment income                           8.53%(2)        8.31%       8.06%       8.62%       9.08%       8.41%(2)
Portfolio Turnover                                29%             71%         77%         71%         78%         71%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $137,894        $138,446    $121,256    $132,407    $152,583    $236,469
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 1994, to October 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Debt securities (other than mortgage-backed,
   "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

 C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

 J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 K Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 L Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 1999, the fee was equivalent to 0.54% (annualized) of the Portfolio's average net assets for such period and amounted to $354,183. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $99,693 for the six months ended April 30, 1999.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1999, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $130

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 1999, the Portfolio had invested approximately 26.1% of its net assets or approximately $35,959,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 1999 were as follows:

PURCHASES
-------------------------------------------------------
Investments (non-U.S. Government)         $  33,100,168
U.S. Government Securities                    3,601,875
-------------------------------------------------------
                                          $  36,702,043
-------------------------------------------------------

SALES
-------------------------------------------------------
Investments (non-U.S. Government)         $  37,042,578
U.S. Government Securities                   11,834,766
-------------------------------------------------------
                                          $  48,877,344
-------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 1999 is as follows:

              FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-----------------------------------------------------------------------
                                 SALES
-----------------------------------------------------------------------
                                                          NET
                                                          UNREALIZED
SETTLEMENT                            IN EXCHANGE FOR     APPRECIATION
DATE(S)       DELIVER                 (IN U.S. DOLLARS)   (DEPRECIATION)
-----------------------------------------------------------------------
     6/22/99  Euro
               6,327,000                  $   6,721,185        $ 34,849
     6/30/99  Japanese Yen
               1,036,991,267                  8,736,867          40,666
     5/25/99  Republic of Korea Won
               3,700,000,000                  3,110,987         (97,957)
-----------------------------------------------------------------------
                                          $  18,569,039        $(22,442)
-----------------------------------------------------------------------

                               PURCHASES
-----------------------------------------------------------------------
                                                          NET
                                                          UNREALIZED
SETTLEMENT                            DELIVER             APPRECIATION
DATE(S)       IN EXCHANGE FOR         (IN U.S. DOLLARS)   (DEPRECIATION)
-----------------------------------------------------------------------
     5/28/99  Australian Dollar
               2,800,000                  $   1,853,743        $ 23,803
     5/06/99  Japanese Yen
               107,991,267                      903,111          (1,604)
     5/12/99  Philippine Peso
               62,560,000                     1,642,055          58,859
-----------------------------------------------------------------------
                                          $   4,398,909        $ 81,058
-----------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                FUTURES CONTRACTS
----------------------------------------------------------------------------------
                                                                   NET UNREALIZED
EXPIRATION                                                         APPRECIATION
DATE(S)       CONTRACTS                                 POSITION   (DEPRECIATION)
----------------------------------------------------------------------------------
   6/08/99    35 Euro 10 year Bond Futures                  Long      $     88,294
   6/15/99    84 Australian 10 year Bond Futures            Long            49,427
   6/21/99    13 Japanese 10 year Bond Futures             Short          (428,222)
   6/30/99    73 US 30 year Bond Futures                    Long           (54,454)
----------------------------------------------------------------------------------
                                                                      $   (344,955)
----------------------------------------------------------------------------------

                              WRITTEN CALL OPTIONS
---------------------------------------------------------------------------------
                                          NUMBER OF CONTRACTS    PREMIUMS
---------------------------------------------------------------------------------
Outstanding, beginning of period                           160       $    188,125
---------------------------------------------------------------------------------
Options expired                                           (160)          (188,125)
---------------------------------------------------------------------------------
Outstanding, end of period                                   0       $          0
---------------------------------------------------------------------------------

   At April 30, 1999, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments (Unaudited)
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at April 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 139,101,882
-------------------------------------------------------
Gross unrealized appreciation             $   3,034,047
Gross unrealized depreciation                (3,173,353)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $    (139,306)
-------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 1999, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 1999 and the year ended October 31, 1998, and the supplementary data for the six months ended April 30, 1999 and each of the four years ended October 31, and for the period from the start of business, March 1, 1994, to October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                         PricewaterhouseCoopers LLP
                         Boston, Massachusetts
                         June 10, 1999

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE STRATEGIC INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Mark S. Venezia
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant